Convertible Notes: (Details Text) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Outstanding debt prior to restructuring	$ 85,447,000
Declined to participate in restructuring.	1,042,000
Elected to participate in restructuring	84,405,000
Cash paid in restructuring	16,887,500
Shares issued in restructuring	12,412,501
Modified notes issued in restructuring	23,315,000
CVR % of any future proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data	5.468%
Carrying value of the Old Notes	84,400,000
Fair value of the aggregate consideration given in restructuring	75,100,000
Gain on restructuring transaction	9,300,000
Management's estimate of the fair value of the cash consideration given in restructuring	16,900,000
Management's estimate of the fair value of the Class A common share consideration given in restructuring	37,900,000
Management's estimate of the fair value of the modified note consideration given in restructuring	19,300,000
Management's estimate of the fair value of the CVR consideration given in restructuring	$ 1,000,000
Modified Notes and Old Notes interest rate	5.50%
Modified Notes conversion provisions		The Modified Notes are governed by the terms of the supplemental indenture which includes a maturity date of June 29, 2014 and conversion into 250 shares of Class A common shares per $1,000 (equivalent to a conversion price of $4.00 per common share) at any time upon prior written notice to the Company.
Old Notes conversion provisions		The Old Notes continue to be governed by the terms of the original indenture which includes a maturity date of June 15, 2022 and conversion into 132.626 shares of Class A common shares per $1,000 (equivalent to a conversion price of $7.54 per common share) at any time upon prior written notice to the Company.